Fair Value Measurement	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Fair Value Measurement [Abstract]
FAIR VALUE MEASUREMENT

NOTE 10 – FAIR VALUE MEASUREMENT

Customer digital currency assets and liabilities represent the Company’s obligation to safeguard customer digital currencies. Accordingly, the Company has valued the assets and liabilities using quoted market prices for the underlying digital currencies which is based on Level 2 inputs.

The Black-Scholes option pricing model is used to estimate fair value of liability-classified stock purchase warrants issued in connection with convertible notes (see Note 7) and the liability-classified pre-funded stock purchase warrants issued in connection with the December 2024 Private Placement (see Note 8). A Monte Carlo simulation model is used to estimate the fair value of liability-classified stock purchase warrants issued in connection with the December 2024 Private Placement (see Note 8). Both models utilize the following assumptions:

●	Risk-free interest rates are derived from the yield on U.S. Treasury debt securities in effect on the date of measurement.

●	Dividend yields are based on our historical dividend payments, which have been zero to date.

●	Volatility is estimated from historical volatility of a peer group over a similar period.

●	The expected term is based on the time to expiration of the warrants from the date of measurement.

The Monte Carlo simulation model also incorporates management’s judgments for the occurrence or non-occurrence of certain events as well as the probability of certain scenarios impactful to the valuation of the liability-classified stock purchase warrants issued in connection with the December 2024 Private Placement.

The assumptions used for the Black-Scholes option pricing model for liability-classified stock purchase warrants are as follows:

June 2024 Warrants	March 31, 2025	November 2024 Modification
Expected term (years)	4.2 years	4.6 years
Risk-free interest rate	3.9%	4.4%
Expected volatility	113.8%	113.8%
Expected dividend yield	0.0%	0.0%

November 2024 Warrants	March 31, 2025	November 2024 Issuance
Expected term (years)	4.6 years	5.0 years
Risk-free interest rate	3.9%	4.2%
Expected volatility	113.8%	113.8%
Expected dividend yield	0.0%	0.0%

Pre-funded Warrants	March 31, 2025	December 2024 Issuance
Expected term (years)	4.7 years	5.0 years
Risk-free interest rate	3.9%	4.3%
Expected volatility	113.8%	113.8%
Expected dividend yield	0.0%	0.0%

The assumptions used for the Monte Carlo simulation model for liability-classified stock purchase warrants and the embedded derivative liability issued in connection with a convertible note are as follows:

December 2024 Warrants	March 31, 2025	December 2024 Issuance
Expected term (years)	4.7 years	5.0 years
Risk-free interest rate	3.9%	4.3%
Expected volatility	113.8%	113.8%
Expected dividend yield	0.0%	0.0%
Probability of a fundamental event	10.0%	10.0%

Embedded Derivative Liability	March 31, 2025	December 2024 Issuance
Expected term (years)	0.7 years	1.0 years
Risk-free interest rate	4.2%	4.3%
Expected volatility	160.8%	157.5%
Expected dividend yield	0.0%	0.0%
Conversion discount	10.0%	10.0%
Interest rate	10.0%	10.0%
Redemption premium	$50,000	$50,000

The following table sets forth by level, within the fair value hierarchy, the Company’s assets and liabilities measured and recorded at fair value on a recurring basis as of March 31, 2025:

	Quoted Price in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Balance at March 31,
	(Level 1)	(Level 2)	(Level 3)	2025
Liabilities
June 2024 Warrant	—	—	1,648,465	1,648,465
November 2024 Warrant	—	—	3,850,947	3,850,947
Pre-funded warrant liabilities	—	—	16,091,019	16,091,019
Private Placement Warrants	—	—	35,845,993	35,845,993
Embedded derivative liability	—	—	280,340	280,340
Total liabilities	$—	$—	$57,716,764	$57,716,764

The Company did not make any transfers into or out of Level 3 of the fair value hierarchy during the three months ended March 31, 2025.

The following table provides a reconciliation of the warrants measured at fair value using Level 3 inputs:

	Embedded Derivative Liability	June 2024 Warrant	November 2024 Warrant	Pre-funded Warrant	Common Stock Warrant

Balance at January 1, 2025	$847,753	$5,333,794	$12,467,515	$52,682,426	$94,286,790
Subtractions	-	-	-	(3,055,814)	-
Change in fair value	(567,413)	(3,685,329)	(8,616,568)	(33,535,593)	(58,440,797)
Ending balance, March 31, 2025	$280,340	$1,648,465	$3,850,947	$16,091,019	$35,845,993

NOTE 12 – FAIR VALUE MEASUREMENT

Customer digital currency assets and liabilities represent the Company’s obligation to safeguard customer digital currencies. Accordingly, the Company has valued the assets and liabilities using quoted market prices for the underlying digital currencies which is based on Level 2 inputs.

The Black-Scholes option pricing model is used to estimate fair value of liability-classified stock purchase warrants issued in connection with convertible notes (see Note 9) and the liability-classified pre-funded stock purchase warrants issued in connection with the December 2024 Private Placement (see Note 10). A Monte Carlo simulation model is used to estimate the fair value of liability-classified stock purchase warrants issued in connection with the December 2024 Private Placement (see Note 10). Both models utilize the following assumptions:

●	Risk-free interest rates are derived from the yield on U.S. Treasury debt securities in effect on the date of measurement.

●	Dividend yields are based on our historical dividend payments, which have been zero to date.

●	Volatility is estimated from historical volatility of a peer group over a similar period.

●	The expected term is based on the time to expiration of the warrants from the date of measurement.

The Monte Carlo simulation model also incorporates management’s judgments for the occurrence or non-occurrence of certain events as well as the probability of certain scenarios impactful to the valuation of the liability-classified stock purchase warrants issued in connection with the December 2024 Private Placement.

The assumptions used for the Black-Scholes option pricing model for liability-classified stock purchase warrants are as follows:

June 2024 Warrants	December 31, 2024	November 2024 Modification
Expected term (years)	4.4 years	4.6 years
Risk-free interest rate	4.4%	4.4%
Expected volatility	114.2%	113.8%
Expected dividend yield	0.0%	0.0%

November 2024 Warrants	December 31, 2024	November 2024 Issuance
Expected term (years)	4.9 years	5.0 years
Risk-free interest rate	4.2%	4.2%
Expected volatility	114.2%	113.8%
Expected dividend yield	0.0%	0.0%

Pre-funded Warrants	December 31, 2024	December 2024 Issuance
Expected term (years)	5.0 years	5.0 years
Risk-free interest rate	4.3%	4.3%
Expected volatility	114.2%	113.8%
Expected dividend yield	0.0%	0.0%

The assumptions used for the Monte Carlo simulation model for liability-classified stock purchase warrants and the embedded derivative liability issued in connection with a convertible note are as follows:

December 2024 Warrants	December 31, 2024	December 2024 Issuance
Expected term (years)	5.0 years	5.0 years
Risk-free interest rate	4.3%	4.3%
Expected volatility	114.2%	113.8%
Expected dividend yield	0.0%	0.0%
Probability of a fundamental event	10.0%	10.0%

Embedded Derivative Liability	December 31, 2024	December 2024 Issuance
Expected term (years)	0.9 years	1.0 years
Risk-free interest rate	4.2%	4.3%
Expected volatility	156.2%	157.5%
Expected dividend yield	0.0%	0.0%
Conversion discount	10.0%	10.0%
Interest rate	10.0%	10.0%
Redemption premium	$50,000	$50,000

The following table sets forth by level, within the fair value hierarchy, the Company’s assets and liabilities measured and recorded at fair value on a recurring basis as of December 31, 2024:

	Quoted Price in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Balance at December 31,
	(Level 1)	(Level 2)	(Level 3)	2024
Liabilities
June 2024 Warrant	—	—	5,333,794	5,333,794
November 2024 Warrant	—	—	12,467,515	12,467,515
Pre-funded warrant liabilities	—	—	52,682,426	52,682,426
Private Placement Warrants	—	—	94,286,790	94,286,790
Embedded derivative liability	—	—	847,753	847,753
Total liabilities	$—	$—	$165,618,278	$165,618,278

The Company did not make any transfers into or out of Level 3 of the fair value hierarchy during the three months ended December 31, 2024. The Company had no assets or liabilities measured and recorded at fair value on a recurring basis as of September 30, 2024 and 2023.

The following table provides a reconciliation of the warrants measured at fair value using Level 3 inputs:

	Embedded Derivative Liability	June 2024 Warrant	November 2024 Warrant	Pre-funded Warrant	Common Stock Warrant

Balance at October 1, 2024	$—	$—	$—	$—	$—
Additions	222,865	283,293	663,408	5,085,682	18,153,362
Change in fair value	624,888	5,050,501	11,804,107	47,596,744	76,133,428
Ending balance, December 31, 2024	$847,753	$5,333,794	$12,467,515	$52,682,426	$94,286,790